OTHER LONG-TERM LIABILITY (Details Textual) ¥ in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2011 CNY (¥)
Plant and Equipment [Member]
Subsidiary Received	¥ 0	$ 0.5	¥ 3,700	$ 0.6	¥ 4,040	¥ 8,630	¥ 14,000
Land Use Rights [Member]
Subsidiary Received							¥ 10,900